Note 17 - Gain on Investment in Allied Esports Entertainment, Inc.	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Investment [Text Block]

Note 17 – Gain on Investment in Allied Esports Entertainment, Inc.

Following the close of BRAC’s merger, the Company retained 2,685,500 shares of AESE common stock with a value, based on the closing stock of $4.45 on the merger, of $11,950,475, and tradeable warrants to purchase 505,000 shares of AESE (NASDAQ: AESEW) (“Sponsor Warrants”), of which the Company had sold its last remaining 177,479 shares for total net proceeds of $414,361 as of December 31, 2021, and still owned 177,479 shares as of December 31, 2020, after selling 1,970,920 shares for total net proceeds of $3,108,067, selling warrants to purchase 505,000 Sponsor Warrants for total proceeds of $73,668, and distributing 537,101 Sponsor Shares on August 10, 2020 to employees and directors under the 2018 Management Incentive Plan.

As of December 31, 2021, the Company had sold all of its shares in AESE common stock, and as of December 31, 2020, the market value of the Company’s investment in AESE’s common stock was $280,417, based on the closing stock price of $1.58 per share, resulting in losses on our investment in securities, as follows:

	December 31,	December 31,
	2022	2021
Net gain (loss) on investment in Allied Esports Entertainment, Inc. securities	$–	$133,944
Less: Net gains and losses recognized on equity securities sold during the period	–	(133,944)
Unrealized losses recognized on equity securities still held at the end of the period	$–	$–